Document And Entity Information	12 Months Ended
Sep. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	PRESTIGE WEALTH INC.
Document Type	20-F
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	9,150,000
Amendment Flag	false
Entity Central Index Key	0001765850
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41734
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 3201
Entity Address, Address Line Two	Champion Tower
Entity Address, Address Line Three	3 Garden Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Title of 12(b) Security	Class A Ordinary shares, par value US$0.000625
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York
Entity Address, Postal Zip Code	00000
No Trading Symbol Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	Suite 3201
Entity Address, Address Line Two	Champion Tower
Entity Address, Address Line Three	3 Garden Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Contact Personnel Name	Mr. Ngat Wong
City Area Code	+852
Local Phone Number	2122 8560
Contact Personnel Email Address	E-mail: nelson.wong@prestigefh.com
Entity Address, Postal Zip Code	00000